FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(registered  Street Boston MA  02109-3614
trademark)              617 563 7000

                        April 26, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  File Room



Re:         Fidelity(registered
            trademark) Concord Street
            Trust (the trust):

            Fidelity U.S. Bond Index Fund
             Spartan(registered
            trademark) U.S. Equity Index
            Fund Spartan Total Market
            Index Fund Spartan Extended
            Market Index Fund Spartan
            International Index Fund
            (the funds)

            File Nos. (33-15983) and
            (811-5251)

______________________________________________________________________

Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

        Very truly yours,







        /s/Eric D. Roiter
        Eric D. Roiter
        Secretary